Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related party transactions [abstract]
Short-term employee benefits	$ 1,324	$ 1,176	$ 1,636
Post-employment benefits	97	84	90
Share-based payments	230	125	117
Key management personnel compensation	$ 1,651	$ 1,385	$ 1,843